Other Reserves (Tables)	12 Months Ended
Dec. 31, 2020
Other Reserves
Disclosure Of Other Reserves [Line Items]
Schedule of Other Reserves
	2020	2019	2018
	(in thousands)
	£	£	£
Own share reserve	(339)	(339)	(339)
Foreign currency translation reserve	(22)	(10)	1
Capital reserve	42,466	42,466	42,466
Share option reserve
Balance at beginning of year	20,620	17,564	15,955
Share-based payments	4,823	3,289	1,977
Exercise of share options	(68)	(132)	(186)
Forfeiture of share options	(518)	(63)	(182)
Lapse of share options	(75)	(38)	—
Balance at end of year	24,782	20,620	17,564
Total other reserves	66,887	62,737	59,692